10010277

NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

April 1, 2010

CERTPAC

001-06523

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Bank of America Corporation	
	CIK:	0000070858
	File Number:	001-06523
	Filing:	8-A12B filed 3/26/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 26, 2010) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Capped Leveraged Index Return Notes®, Linked to the S&P 500® Index, due March 30, 2012

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance